Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Uncertain tax position	$ 44.2	$ 118.0
Accrued expenses	34.0	33.3
Taxes payable	35.1	31.3
Interest rate swap agreements	17.7	0.0
Employee and business withheld taxes, social security and vacation payment	9.0	8.1
VAT payable	4.7	3.6
Deferred mobilization/demobilization revenues	3.0	6.4
Total other liabilities	147.7	200.7
Other current liabilities	103.5	80.2
Other non-current liabilities	$ 44.2	$ 120.5